Interim Condensed Consolidated Statements of Changes in Shareholders’ Equity (Unaudited) - USD ($) $ in Thousands	Common shares at par value	Additional paid-in capital	Treasury shares	Accumulated other comprehensive income (loss)	Retained earnings	Total
Balance at Dec. 31, 2022	$ 460	$ 147,893	$ (14)	$ (44,239)	$ 306,839	$ 410,939
Net Income					74,363	74,363
Other comprehensive income (loss)				4,814		4,814
Total comprehensive income				4,814	74,363	79,177
Issuance of common shares under share-based compensation plan	4	1,403				1,407
Purchase of treasury shares			(23,813)			(23,813)
Cancellation of treasury shares	(28)	(23,513)	23,541
Dividends paid					(879)	(879)
Balance at Jun. 30, 2023	436	125,783	(286)	(39,425)	380,323	466,831
Balance at Dec. 31, 2023	445	137,623	(49)	(20,638)	423,049	540,430
Net Income					70,661	70,661
Other comprehensive income (loss)				(3,263)		(3,263)
Total comprehensive income				(3,263)	70,661	67,398
Issuance of common shares under share-based compensation plan	5	2,259				2,264
Purchase of treasury shares			(12,603)			(12,603)
Cancellation of treasury shares	(6)	(8,667)	8,673
Vesting of Earnout Shares	11	15,077				15,088
Dividends paid					(24,368)	(24,368)
Balance at Jun. 30, 2024	$ 455	$ 146,292	$ (3,979)	$ (23,901)	$ 469,342	$ 588,209